Business Segments - Results by Business Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) branch	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | branch	3
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	$ 16,409	$ 17,527	$ 14,846
Noninterest income	11,046	10,617	9,456
Total net revenue	27,455	28,144	24,302
Compensation and employee benefits	10,554	10,416	9,157
Other intangibles	569	636	215
Net shared services	0	0	0
Other expense	6,065	7,821	5,534
Total noninterest expense	17,188	18,873	14,906
Income (loss) before provision and income taxes	10,267	9,271	9,396
Provision for credit losses	2,238	2,275	1,977
Income (loss) before income taxes	8,029	6,996	7,419
Income taxes and taxable-equivalent adjustment	1,700	1,538	1,581
Net income (loss)	6,329	5,458	5,838
Net (income) loss attributable to noncontrolling interests	(30)	(29)	(13)
Net income attributable to U.S. Bancorp	6,299	5,429	5,825
Taxable-equivalent adjustment to net interest income	120	131	118
Wealth, Corporate, Commercial and Institutional Banking
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	7,645	7,862	5,680
Noninterest income	4,548	4,141	3,561
Total net revenue	12,193	12,003	9,241
Compensation and employee benefits	2,191	2,151	1,803
Other intangibles	206	230	37
Net shared services	2,116	2,132	1,547
Other expense	936	931	748
Total noninterest expense	5,449	5,444	4,135
Income (loss) before provision and income taxes	6,744	6,559	5,106
Provision for credit losses	385	340	154
Income (loss) before income taxes	6,359	6,219	4,952
Income taxes and taxable-equivalent adjustment	1,590	1,555	1,239
Net income (loss)	4,769	4,664	3,713
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	4,769	4,664	3,713
Consumer and Business Banking
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	7,658	8,683	7,266
Noninterest income	1,606	1,675	1,536
Total net revenue	9,264	10,358	8,802
Compensation and employee benefits	2,221	2,305	2,041
Other intangibles	266	292	42
Net shared services	2,800	2,956	2,655
Other expense	1,282	1,316	1,041
Total noninterest expense	6,569	6,869	5,779
Income (loss) before provision and income taxes	2,695	3,489	3,023
Provision for credit losses	182	78	75
Income (loss) before income taxes	2,513	3,411	2,948
Income taxes and taxable-equivalent adjustment	629	854	738
Net income (loss)	1,884	2,557	2,210
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	1,884	2,557	2,210
Payment Services
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,831	2,609	2,504
Noninterest income	4,198	4,055	3,794
Total net revenue	7,029	6,664	6,298
Compensation and employee benefits	906	869	835
Other intangibles	97	114	136
Net shared services	2,126	2,017	1,656
Other expense	926	920	898
Total noninterest expense	4,055	3,920	3,525
Income (loss) before provision and income taxes	2,974	2,744	2,773
Provision for credit losses	1,614	1,394	980
Income (loss) before income taxes	1,360	1,350	1,793
Income taxes and taxable-equivalent adjustment	340	337	448
Net income (loss)	1,020	1,013	1,345
Net (income) loss attributable to noncontrolling interests	0	0	0
Net income attributable to U.S. Bancorp	1,020	1,013	1,345
Rewards and rebate costs and certain partner payments	3,100	3,000	2,900
Revenue generated from certain contracts with customers	9,200	8,800	8,000
Treasury and Corporate Support
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	(1,725)	(1,627)	(604)
Noninterest income	694	746	565
Total net revenue	(1,031)	(881)	(39)
Compensation and employee benefits	5,236	5,091	4,478
Other intangibles	0	0	0
Net shared services	(7,042)	(7,105)	(5,858)
Other expense	2,921	4,654	2,847
Total noninterest expense	1,115	2,640	1,467
Income (loss) before provision and income taxes	(2,146)	(3,521)	(1,506)
Provision for credit losses	57	463	768
Income (loss) before income taxes	(2,203)	(3,984)	(2,274)
Income taxes and taxable-equivalent adjustment	(859)	(1,208)	(844)
Net income (loss)	(1,344)	(2,776)	(1,430)
Net (income) loss attributable to noncontrolling interests	(30)	(29)	(13)
Net income attributable to U.S. Bancorp	$ (1,374)	$ (2,805)	$ (1,443)